OPERATING EXPENSES - Salaries and employee benefit (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Salaries	$ 2,400,872	$ 2,169,634	$ 2,002,456
Bonuses	1,064,656	868,694	880,203
Private premium	655,485	616,613	639,311
Social security contributions	629,873	599,171	546,434
Defined Benefit severance obligation and interest	193,750	177,421	159,066
Indemnity payment	173,201	217,765	172,893
Vacation expenses	148,156	139,511	125,360
Other benefits	494,129	435,914	373,560
Total Salaries and employee benefit	5,760,122	5,224,723	4,899,283
Discontinued operations | Banistmo S.A.
OPERATING EXPENSES
Total Salaries and employee benefit	$ 436,718	$ 403,339	$ 450,951